Interest in Other entities	12 Months Ended
Mar. 31, 2022
Investments accounted for using equity method [abstract]
Interest in Other entities
34. Interest in Other entities

a)	Subsidiarie s
The Group’s subsidiaries as at March 31, 2022
are
as follows:

Subsidiaries	Principal activities	Country of Incorporation	Immediate holding company	The Company’s / Immediate holding Company’s percentage holding (in %) as at March 31, 2021	The Company’s / Immediate holding Company’s percentage holding (in %) as at March 31, 2022
Cairn Energy India Pty Limited 1	Exploration for and development and production of oil & gas	Australia	Cairn India Holdings Limited	—	—
Copper Mines of Tasmania Pty Limited (“CMT”)	Copper Mining	Australia	Monte Cello BV	100	100
Thalanga Copper Mines Pty Limited (“TCM”)	Copper Mining	Australia	Monte Cello BV	100	100
Bharat Aluminium Company Limited (“BALCO”)	Aluminium mining and smelting	India	Vedanta Limited	51	51
Desai Cement Company Private Limited a	Cement	India	Sesa Mining Corporation Limited	—	100
ESL Steel Limited	Manufacturing of Steel & DI Pipe	India	Vedanta Limited	95.49	95.49
Facor Reality and Infrastructure Limited b	Real estate	India	FACOR	100	100
FACOR Power Ltd 3	Power Generation	India	FACOR	90	90
Ferro Alloy Corporation Limited (FACOR) 3	Manufacturing of Ferro Alloys and Mining	India	Vedanta Limited	100	100
Goa Sea Port Private Limited 4	Infrastructure	India	Sterlite Ports Limited	100	100
Hindustan Zinc Alloys Private Limited c	Zinc Mining & Smelting	India	Hindustan Zinc Limited	—	64.92
Hindustan Zinc Limited (“HZL”)	Zinc Mining & Smelting	India	Vedanta Limited	64.92	64.92
MALCO Energy Limited (“MEL”)	Power Generation	India	Vedanta Limited	100	100
Maritime Ventures Private Limited 4	Infrastructure	India	Sterlite Ports Limited	100	100
Paradip Multi Cargo Berth Private Limited 4	Infrastructure	India	Vedanta Limited	100	100
Sesa Mining Corporation Limited 4	Iron ore mining	India	Sesa Resources Limited	100	100
Sesa Resources Limited (“SRL”)	Iron ore mining	India	Vedanta Limited	100	100
Sterlite Ports Limited 4	Infrastructure	India	Vedanta Limited	100	100
Talwandi Sabo Power Limited (“TSPL”)	Power Generation	India	Vedanta Limited	100	100
Vedanta Zinc Football & Sports Foundation j	Sports Foundation	India	Hindustan Zinc Limited	—	64.92
Vizag General Cargo Berth Private Limited	Infrastructure	India	Vedanta Limited	100	100
AvanStrate Inc. (‘ASI’)	Manufacturing of LCD Glass Substrate	Japan	Cairn India Holdings Limited	51.63	51.63
Cairn India Holdings Limited	Investment company	Jersey	Vedanta Limited	100	100
AvanStrate Korea Inc	Manufacturing of LCD Glass Substrate	Korea	Avanstrate (Japan) Inc.	100	100
Western Cluster Limited	Iron ore mining	Liberia	Bloom Fountain Limited	100	100
Bloom Fountain Limited	Investment Company	Mauritius	Vedanta Limited	100	100
CIG Mauritius Holdings Private Limited d	Investment Company	Mauritius	Cairn Energy Hydrocarbons Ltd.	100	100

Subsidiaries	Principal activities	Country of Incorporation	Immediate holding company	The Company’s / Immediate holding Company’s percentage holding (in %) as at March 31, 2021	The Company’s / Immediate holding Company’s percentage holding (in %) as at March 31, 2022

CIG Mauritius Private Limite d d	Investment Holding Company and to provide services and resources relevant to oil & gas exploration, production and development	Mauritius	CIG Mauritius Holding Private Ltd.	100	100
THL Zinc Ltd	Investment Company	Mauritius	THL Zinc Ventures Limited	100	100
THL Zinc Ventures Limited	Investment Company	Mauritius	Vedanta Limited	100	100
Amica Guesthouse (Proprietary) Limited	Accomodation and catering services	Nambia	Skorpion Zinc (Proprietary) Limited	100	100
Namzinc (Proprietary) Limited	Owns and operates a zinc refinery	Nambia	Skorpion Zinc (Proprietary) Limited	100	100
Skorpion Mining Company (Proprietary) Limited (‘NZ’)	Exploration, development,treatment, production and sale of zinc ore	Nambia	Skorpion Zinc (Proprietary) Limited	100	100
Skorpion Zinc (Proprietary) Limited (‘SZPL’)	Operating (zinc) and investing company	Nambia	THL Zinc Namibia Holdings (Proprietary) Ltd	100	100
THL Zinc Namibia Holdings (Proprietary) Limited (“VNHL”)	Mining and Exploration and Investment company	Nambia	THL Zinc Ltd	100	100
Killoran Lisheen Finance Limited e	Investment company	Republic of Ireland	Vedanta Lisheen Holdings Limited	100	100
Killoran Lisheen Mining Limited	Development of a zinc/lead mine	Republic of Ireland	Vedanta Lisheen Holdings Limited	100	100
Lisheen Milling Limited	Manufacturingh	Republic of Ireland	Vedanta Lisheen Holdings Limited	100	100
Lisheen Mine Partnership	Development and operation of a zinc/lead mine	Republic of Ireland	50% each held by Killoran Lisheen Mining Limited & Vedanta Lisheen Mining Limited	100	100
Vedanta Exploration Ireland Limited e	Exploration activities	Republic of Ireland	Vedanta Lisheen Holdings Limited	100	100
Vedanta Lisheen Mining Limited	Zinc and lead mining	Republic of Ireland	Vedanta Lisheen Holdings Limited	100	100
Cairn Energy Discovery Limited 1	Oil and gas exploration, development and production	Scotland	Cairn India Holdings Limited	—	—
Cairn Energy Gujarat Block 1 Limited	Oil and gas exploration, development and production	Scotland	Cairn India Holdings Limited	100	100
Cairn Energy Hydrocarbons Limited	Oil and gas exploration, development and production	Scotlandf	Cairn India Holdings Limited	100	100
Cairn Exploration (No. 2) Limited 1	Oil and gas exploration, development and production	Scotland	Cairn India Holdings Limited	—	—
Black Mountain Mining (Proprietary) Limited	Exploration, development, production and sale of zinc, lead, copper and associated mineral concentrates	South Africa	THL Zinc Ltd	74	74
Subsidiaries	Principal activities	Country of Incorporation	Immediate holding company	The Company’s / Immediate holding Company’s percentage holding (in %) as at March 31, 2021	The Company’s / Immediate holding Company’s percentage holding (in %) as at March 31, 2022

Cairn South Africa Pty Limited g	Oil and gas exploration, development and production	South Africa	Cairn Energy Hydrocarbons Ltd.	100	—
Cairn Lanka Private Limited	Oil and gas exploration, development and production	Sri Lanka	CIG Mauritius Private Ltd.	100	100
AvanStrate Taiwan Inc	Manufacturing of LCD Glass Substrate	Taiwan	Avanstrate (Japan) Inc.	100	100
Lakomasko BV	Investment company	The Netherlands	THL Zinc Holding BV	100	100
Monte Cello BV (“MCBV”)	Holding company	The Netherlands	Vedanta Limited	100	100
THL Zinc Holding BV	Investment company	The Netherlands	Vedanta Limited	100	100
Vedanta Lisheen Holdings Limited	Investment company	The Netherlands	THL Zinc Holding BV	100	100
Fujairah Gold FZC	Manufacturing of Copper Rod and Refining of Precious Metals (Gold & Silver)	United Arab Emirates	Malco Energy Limited	100	100
Sterlite (USA) Inc. i	Investment company	United States of America	Vedanta Limited	100	—
(a)	Acquired on November 15, 2021
(b)	Passed a resolution for dissolving on March 8, 2022
(c)	Incorporated on November 17, 2021
(d)	Under Liquidation
(e)	Dissolved on June 9 , 2021
(f)	Principal place of business is in India
(g)	Cairn South Africa Pty Limited has been deregistered w.e.f. April 6, 2021 .
(h)	Activity of the company ceased in February 2016
(i)	Liquidated on December 20, 2021
(j)	Incorporated on December 21, 2021
1.	Cairn Exploration (No. 2) Limited and Cairn Energy Discovery Limited have been dissolved w.e.f. September 22, 2020. Cairn Energy India (Pty) Ltd. was deregistered on August 26, 2020.
2.	The Group also has interest in certain trusts which are neither significant nor material to the Group.
3.	The Group has filed an application at NCLT Cuttack on September 16, 2021 for the merger of Ferro Alloy Corporation Limited (“FACOR”) and FACOR Power Limited.
4.
The Group has filed an application at Mumbai NCLT on September 25, 2021 and at Chennai NCLT on September 29, 2021 for the merger of Maritime Ventures Private Limited, Sterlite Ports Limited, Paradip Multi Cargo Berth Private Limited, Goa Sea Port Private Limited with Sesa Mining Corporation Limited.

b) Joint Operations
The Group participates in several unincorporated joint operations which involve the joint control of assets used in oil and gas exploration and producing activities which are as follows:

		Participating Interest (%)
Operating Blocks	Area	As at March 31, 2021	As at March 31, 2022
India:
Ravva block – Exploration and production	Krishna Godavari	22.50	22.50
CB-OS/2 – Exploration	Cambay Offshore	60	60
CB-OS/2 – Development & production	Cambay Offshore	40	40
RJ-ON-90/1 – Exploration	Rajasthan Onshore	100	100
RJ-ON-90/1 – Development & production	Rajasthan Onshore	70	70
KG-OSN-2009/3 – Exploration	Krishna Godavari Offshore	100	100
Non-Operating Blocks
India:
KG-ONN-2003/1	Krishna Godavari Onshore	49	49